UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2002.

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ]; Amendment Number:     4
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins      Baltimore, Maryland      February 21, 2003
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 56879

List of Other Included Managers: NONE


                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

BIOVAIL CORP                   COMM STK         09067J109   38176    678684  SH       SOLE   471600    0    207084
CAREMARK RX INC                COMM STK         141705103     232     14200  SH       SOLE        0    0     14200
D R HORTON INC                 COMM STK         23331A109     457     14078  SH       SOLE    10178    0      3900
ESPERION THERAPEUTICS INC      COMM STK         29664R106    1169    157498  SH       SOLE    13898    0    143600
INTERSTIL HOLDINGS CORP        COMM STK         46069S109   12035    371800  SH       SOLE   342600    0     29200
ISIS PHARMCEUTICALS            COMM STK         464330109    1659     74750  SH       SOLE    22300    0     52450
NASSDA CORPORATION             COMM STK         63172M101     360     16000  SH       SOLE     8000    0      8000
NEORX CORP COM PAR             COMM STK         640520300    2352    400400  SH       SOLE   115500    0    284900
STRATEGIC DIAGNOSTICS          COMM STK         862700101     439     61500  SH       SOLE        0    0     61500